Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ (755)	$ 98,059
Financial assets	1,399	(3,305)
Other assets	8,398	(3,346)
Trade and other payables	9,905	(1,573)
Financial liabilities	(53)	325
Other liabilities	(6,142)	28,612
Operating assets and liabilities	$ 12,752	$ 118,772